UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/11

Item 1.  Schedule of Investments.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 11.7% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) — 11.6%

	Biotechnologies/Biopharmaceuticals — 2.0%
1,967,757	EBI Life Sciences, Inc. Series A	$39,355
1,967,757	Euthymics Biosciences, Inc. Series A	1,770,981
239,236	MacroGenics, Inc. Series D	156,006
1,967,757	Neurovance, Inc. Series A	157,421
688,889	Verastem, Inc. Series C	1,550,000
		3,673,763
	Drug Discovery Technologies — 1.7%
1,587,302	Agilix Corporation Series B (c)	0
250,000	Ceres, Inc. Series C	1,625,000
21,462	Ceres, Inc. Series C-1	139,503
175,540	Ceres, Inc. Series D	1,141,010
28,385	Ceres, Inc. Series F	184,503
5,677	Ceres, Inc. warrants (expiration 9/05/15)	0
		3,090,016
	Healthcare Services — 2.0%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	626,337
99,455	PHT Corporation Series F (c)	77,575
		3,503,912
	Medical Devices and Diagnostics — 5.9%
2,379,916	CardioKinetix, Inc. Series C	618,778
4,277,223	CardioKinetix, Inc. Series D	470,495
8,462,336	CardioKinetix, Inc. Series E	846,234
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 7/07/21) (d)	0
2,446,016	Labcyte, Inc. Series C	1,280,000
2,161,090	Magellan Biosciences, Inc. Series A	1,664,039
98,824	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1	1,032
877,747	OmniSonics Medical Technologies, Inc. Series B-1	878
9,606,373	Palyon Medical Corporation Series A (c)	1,537,020
43,478	TherOx, Inc. Series H	49,739
99,646	TherOx, Inc. Series I	113,995
3,280,000	Tibion Corporation Series B	1,640,000
2,606,033	Veniti, Inc. Series A (c)	2,255,000
		10,477,210
		20,744,901

The accompanying notes are an integral part of these financial statements.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes — 0.1%(a)

	Drug Discovery Technologies — 0.1%
$108,086	Ceres, Inc., Cvt. Promissory Notes, 0.00% due 2/01/12 (Restricted)	$108,086
700,000	deCode Genetics, Inc., 3.50% due 4/15/11	0
		108,086
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $27,788,785)	20,852,987

SHARES
	COMMON STOCKS AND WARRANTS — 79.8%
	Biotechnologies/Biopharmaceuticals — 41.8%
34,600	Acorda Therapeutics, Inc. (b)	824,864
46,500	Aegerion Pharmaceuticals, Inc. (b)	778,410
352,127	Affymax, Inc. (b)	2,327,560
87,744	Alexion Pharmaceuticals, Inc. (b)	6,273,696
193,986	Alkermes plc (b)	3,367,597
196,213	Amarin Corporation plc (b)	1,469,635
29,301	Amgen, Inc.	1,881,417
3,939,544	Antisoma plc (b) (e)	113,265
124,744	ARIAD Pharmaceuticals, Inc. (b)	1,528,114
82,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
100,362	Auxilium Pharmaceuticals, Inc. (b)	2,000,215
25,082	Biogen Idec, Inc. (b)	2,760,274
93,724	Celgene Corporation (b)	6,335,742
250,000	Corcept Therapeutics Incorporated (b)	855,000
174,224	Cornerstone Therapeutics, Inc. (b)	975,654
67,501	Cubist Pharmaceuticals, Inc. (b)	2,674,390
186,840	Curis, Inc. (b)	874,411
255,612	Dendreon Corporation (b)	1,942,651
141,792	Elan Corporation plc (b) (f)	1,948,222
155,380	Gilead Sciences, Inc. (b)	6,359,703
268,122	Human Genome Sciences, Inc. (b)	1,981,422
217,553	Inhibitex, Inc. (b)	2,380,030
812,176	Keryx Biopharmaceuticals, Inc. (b)	2,054,805
55,366	Momenta Pharmaceuticals, Inc. (b)	962,815
315,055	Nektar Therapeutics (b)	1,762,733
611,382	Neurocrine Biosciences, Inc. (b)	5,196,747
312,230	NPS Pharmaceuticals, Inc. (b)	2,057,596
93,100	OncoGenex Pharmaceutical, Inc. (b)	1,092,994
37,500	OncoGenex Pharmaceutical, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	76,500
48,743	Onyx Pharmaceuticals, Inc. (b)	2,142,255
343,067	Puma Biotechnology, Inc. (Restricted) (a) (b)	1,286,501

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Biotechnologies/Biopharmaceuticals — continued
N/A	Puma Biotechnology, Inc. warrants (Restricted, expiration 10/04/21) (a) (b)	$0
16,550	Regeneron Pharmaceuticals, Inc. (b)	917,367
64,581	United Therapeutics Corporation (b)	3,051,452
109,277	Vertex Pharmaceuticals, Inc. (b)	3,629,089
92,814	VIVUS, Inc. (b)	904,937
		74,788,063
	Drug Delivery — 1.9%
4,133,334	A.P. Pharma, Inc. (b)	950,667
2,066,667	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (b)	223,200
639,600	IntelliPharmaCeutics International, Inc. (b) (c)	1,752,504
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	195,078
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	377,364
		3,498,813
	Drug Discovery Technologies — 0.0%
1,601,039	MZT Holdings, Inc. (b) (c)	43,228
952,381	MZT Holdings, Inc. warrants (Restricted, expiration 1/22/12) (a) (b) (c)	0
46	Zyomyx, Inc. (Restricted) (a) (b)	11
		43,239
	Generic Pharmaceuticals — 14.5%
580,157	Akorn, Inc. (b)	6,451,346
91,187	Impax Laboratories, Inc. (b)	1,839,242
233,746	Mylan, Inc. (b)	5,016,189
60,055	Perrigo Company	5,843,351
167,681	Teva Pharmaceutical Industries Ltd. (f)	6,767,605
		25,917,733
	Healthcare Services — 1.6%
431,900	Addus HomeCare Corporation (b)	1,541,883
148,148	Aveta, Inc. (Restricted) (a) (g)	1,259,258
		2,801,141
	Medical Devices and Diagnostics — 4.4%
71,300	Bruker Corporation (b)	885,546
130,000	Ceracor Laboratories, Inc. (Restricted) (a) (b)	56,755
56,040	Gen-Probe, Inc. (b)	3,313,085
36,296	iCAD, Inc. (Locked-up until 12/31/11) (Restricted) (a)	19,654
145,186	iCAD, Inc. (Locked-up until 6/30/12) (Restricted) (a)	74,480
19,631	IDEXX Laboratories, Inc. (b)	1,510,802
57,700	Illumina, Inc. (b)	1,758,696
447,080	Medwave, Inc. (b)	581
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	62

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Medical Devices and Diagnostics — continued
21,531	Palomar Medical Technologies, Inc. (b)	$200,238
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
		7,819,992
	Pharmaceuticals — 15.6%
57,086	Medivation, Inc. (b)	2,632,236
105,458	Pharmasset, Inc. (b)	13,519,716
47,597	Sanofi, CVR (expiration 12/31/20) (b) (h)	57,116
854,385	Santarus, Inc. (b)	2,828,014
43,217	Shire plc (f)	4,490,246
178,188	Warner Chilcott plc (b)	2,695,984
725,000	Zogenix, Inc. (b)	1,624,000
		27,847,312
	TOTAL COMMON STOCKS AND WARRANTS (Cost $132,166,129)	142,716,293

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 2.9%
$5,165,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $5,165,006, 0.01%, dated 12/30/11, due 1/03/12 (collateralized by U.S. Treasury Note 2.38%, 7/31/17, market value $5,271,775)	5,165,000
	TOTAL SHORT-TERM INVESTMENT (Cost $5,165,000)	5,165,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 94.4% (Cost $165,119,914)	168,734,280

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 4.5%
	Biotechnologies/Biopharmaceuticals — 2.6%
1	Targegen Milestone Interest	4,682,856
	Medical Devices and Diagnostics — 1.9%
1	Interlace Medical Milestone Interest	2,742,908
1	Xoft Milestone Interest	635,530
		3,378,438
	TOTAL MILESTONE INTERESTS (Cost $7,346,121)	8,061,294

The accompanying notes are an integral part of these financial statements.

VALUE
TOTAL INVESTMENTS - 98.9% (Cost $172,466,035)	$176,795,574
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	1,987,600
NET ASSETS - 100%	$178,783,174

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $9,664,106).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

(continued)

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 to value the Fund’s net assets. For the period ended December 31, 2011, there were no transfers between Levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$3,673,763	$3,673,763
Drug Discovery Technologies			3,198,102	3,198,102
Healthcare Services			3,503,912	3,503,912
Medical Devices and Diagnostics			10,477,210	10,477,210
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$73,425,062		1,363,001	74,788,063
Drug Delivery	2,703,171		795,642	3,498,813
Drug Discovery Technologies	43,228		11	43,239
Generic Pharmaceuticals	25,917,733		—	25,917,733
Healthcare Services	1,541,883		1,259,258	2,801,141
Medical Devices and Diagnostics	7,668,948		151,044	7,819,992
Pharmaceuticals	27,847,312		—	27,847,312
Short-Term Investment	—	$5,165,000	—	5,165,000
Milestone Interests
Biotechnologies/Biopharmaceuticals	—	—	4,682,856	4,682,856
Medical Devices and Diagnostics	—	—	3,378,438	3,378,438
Other Assets	—	—	1,632,430	1,632,430
Total	$139,147,337	$5,165,000	$34,115,667	$178,428,004

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2011	Realized gain/loss and change in unrealized appreciation (depreciation)	Cost of purchases	Proceeds from sales	Net transfers in (out of) Level 3	Balance as of December 31, 2011
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$2,123,763		$1,747,425	$(197,425)	$—	$3,673,763
Drug Discovery Technologies	3,200,737	$9	—	(2,644)	—	3,198,102
Healthcare Services	3,503,912	—	—	—	—	3,503,912
Medical Devices and Diagnostics	17,269,542	(16,410)	2,661	(6,778,583)	—	10,477,210
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	61,875	13,129	1,287,997	—	—	1,363,001
Drug Delivery	890,798	(95,156)	—	—	—	795,642
Drug Discovery Technologies	11	—	—	—	—	11
Healthcare Services	1,333,332	(74,074)	—	—	—	1,259,258
Medical Devices and Diagnostics	150,808	236	—	—	—	151,044
Milestone Interests
Biotechnologies/Biopharmaceuticals	4,627,443	55,413	—	—	—	4,682,856
Medical Devices and Diagnostics	3,424,284	(45,846)	—	—	—	3,378,438
Other Assets	746,232	—	1,078,177	(191,979)	—	1,632,430
Total	$37,332,737	$(162,699)	$4,116,260	$(7,170,631)	$—	$34,115,667

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2011						$(148,958)

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Valuation

Shares of publicly traded investments listed on national securities exchanges or in the over-the-counter market are typically valued at the last sale price as of the close of trading, generally 4 p.m., Eastern time. The Trustees have established and approved fair valuation policies and procedures with respect to securities for which effective quoted prices may not be available. Shares of publicly traded investments for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value are valued in good faith by the Adviser using a fair valuation process described below. Restricted securities of companies that are publicly traded are valued typically based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using the fair valuation process described below. Non-traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. Each fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where appropriate, multiple valuation methodologies are applied to confirm fair value. Due to the uncertainty inherent in the valuation process, despite the Adviser’s good faith effort, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At December 31, 2011, the cost of securities for Federal income tax purposes was $172,466,035. The net unrealized gain on securities held by the Fund was $4,329,539 including gross unrealized gain of $43,267,604 and gross unrealized loss of $38,938,065.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2011 were as follows:

Issuer	Value on September 30, 2011	Purchases	Sales	Income	Value on December 31, 2011

Agilix Corporation	$2,635	$—		$—
Concentric Medical, Inc.	6,792,332	—	$6,778,583	—
IntelliPharmaCeutics International, Inc.	2,785,458	—	—	—	$2,324,946
MZT Holdings, Inc.	45,630	—	—	—	43,228
Palyon Medical Corporation	1,537,020	—	—	—	1,537,020
PHT Corporation	3,503,912	—	—	—	3,503,912
Veniti, Inc .	2,255,000	—	—	—	2,255,000
	$16,921,987	$—	$6,778,583	$—	$9,664,106

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 18% of the Fund’s net assets at December 31, 2011.

At December 31, 2011, the Fund had commitments of $1,040,143 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2011. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (#)	Date	Cost	per Unit		Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$1,565,151	$0.00		$0.00
A.P. Pharma, Inc.
Warrants (expiration 7/01/16)	06/30/11	555	0.11		223,200
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00		0
Aveta, Inc.
Common	12/21/05	2,003,155	8.50		1,259,258
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,652,778	0.26		618,778
Series D Cvt. Pfd.	12/10/10	544,955	0.11		470,495
Series E Cvt. Pfd.	9/14/11	803,462	0.10		846,234
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	123	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10	123	0.00		0
Warrants (expiration 7/07/21)	7/07/11	48	0.00		0
Ceracor Laboratories, Inc.
Common	3/31/98	0	0.44		56,755
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,001,628	6.50		1,625,000
Series C-1 Cvt. Pfd.	03/31/01	74,397	6.50		139,503
Series D Cvt. Pfd.	03/14/01	1,047,369	6.50		1,141,010
Series F Cvt. Pfd.	9/05/07	186,412	6.50		184,503
Cvt. Promissory Notes	8/01/11	108,341	100.00		108,086
Warrants (expiration 9/05/15)	9/05/07	15	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	39,485	0.02		39,355
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 3/08/11	1,776,825	0.90		1,770,981
iCAD, Inc.
Common (Locked-up until 12/31/11)	1/05/11	47,584	0.54		19,654
Common (Locked-up until 6/30/12)	1/05/11	180,321	0.51		74,480
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11	0	0.61		195,078
Warrants (expiration 2/01/16)	1/31/11	0	1.18		377,364
Interlace Medical
Milestone Interest	1/14/11	2,686,309	2,742,908		2,742,908
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52		1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	878,863	0.65		156,006
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09	867,109	0.77		1,664,039
Warrants (expiration 4/01/19)	4/03/09	253	0.00		0
Warrants (expiration 5/06/19)	5/12/09	20	0.00		0
MZT Holdings, Inc.
Warrants (expiration 1/22/12)	1/21/06	0	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	157,940	0.08		157,421
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,201,037	0.00	†	1,032
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	668,067	0.00	†	878
Common	5/24/01, 7/02/07	1,606,361	0.00	†	62
OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10	0	2.04		76,500
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,062,094	0.16		1,537,020
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,804,181	0.78		2,800,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	627,548	0.78		626,337
Series F Cvt. Pfd.	7/21/08	81,729	0.78		77,575
Puma Biotechnology, Inc.
Common	10/04/11	1,287,997	3.75		1,286,501
Warrants (expiration 10/04/21)	10/04/11	0	0.00		0
Songbird Hearing, Inc.
Common	12/14/00	2,003,239	0.67		93
TargeGen
Milestone Interest	7/20/10	4,074,529	4,682,856		4,682,856
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,787	1.14		49,739
Series I Cvt. Pfd.	7/08/05	386,639	1.14		113,995
Tibion Corporation
Series B Cvt. Pfd.	2/23/11	1,644,674	0.50		1,640,000
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	2,266,050	0.87		2,255,000
Verastem, Inc.
Series C Cvt. Pfd.	11/01/11	1,550,000	2.25		1,550,000
Xoft
Milestone Interest	1/05/11	585,283	635,530		635,530
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	2,601,012	0.25		11
		$44,358,710			$32,483,237

# See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Life Sciences Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/28/2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/28/2012